DISCONTINUED OPERATIONS (Details Narrative) - USD ($) $ in Thousands	Mar. 20, 2026	Jan. 01, 2026	Mar. 18, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposal group, including discontinued operation, consideration		$ 1	$ 1
Disposal group, including discontinued operation, net loss from operations		5,600
Disposal group, including discontinued operation, gain on disposal	$ 258,828	258,800
Disposal group, including discontinued operation, assets	465,581	465,600		$ 460,779
Disposal group, including discontinued operation, liabilities	$ 723,484	723,500		$ 709,102
Disposal group, including discontinued operation, net liabilities		$ 257,900